Document and Entity Information	Oct. 04, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001699382
Document Type	8-K
Document Period End Date	Oct. 04, 2021
Entity Registrant Name	PMV Pharmaceuticals, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39539
Entity Tax Identification Number	46-3218129
Entity Address, Address Line One	8 Clarke Drive
Entity Address, Address Line Two	Suite 3
Entity Address, City or Town	Cranbury
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08512
City Area Code	(609)
Local Phone Number	642-6670
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.00001 per share
Trading Symbol	PMVP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false